UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 2485

John Hancock Current Interest
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4497

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2014

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Money Market Fund

Quarterly portfolio holdings 12/31/14

Fund's investmentsMoney Market Fund

As of 12-31-14 (unaudited)
	Maturity Date	Yield* (%)	Par value	Value
Commercial paper 60.6%				$226,281,029
(Cost $226,281,029)
Bank of Tokyo-MItsubishi UFJ, Ltd.	01-05-15	0.140	18,500,000	18,499,712
BNP Paribas Finance, Inc.	01-02-15 to 05-11-15	0.120 to 0.300	18,300,000	18,292,472
CAFCO LLC	02-02-15	0.240	5,000,000	4,998,933
Caisse Centrale Desjardins	01-05-15	0.120	12,000,000	11,999,840
Cargill Global Funding PLC	01-02-15 to 01-06-15	0.110 to 0.120	18,000,000	17,999,809
Chariot Funding LLC	04-24-15	0.270	5,000,000	4,995,763
Electricite de France SA	01-02-15 to 01-08-16	0.300 to 0.720	18,000,000	17,940,232
Emerson Electric Company	01-05-15 to 01-06-15	0.080 to 0.140	18,000,000	17,999,681
Essilor International SA	07-16-15	0.280 to 0.360	2,800,000	2,795,601
Henkel of America, Inc.	01-14-15	0.330	8,000,000	7,999,047
IBM Corp.	01-02-15	0.100	15,000,000	14,999,958
Illinois Tool Works, Inc.	01-22-15	0.110	10,000,000	9,999,358
Microsoft Corp.	01-08-15	0.070	2,500,000	2,499,966
National Rural Utilities Cooperative Finance Corp.	01-06-15 to 01-16-15	0.100 to 0.130	7,246,000	7,245,768
Old Line Funding LLC	01-02-15	0.080	11,000,000	10,999,976
Reckitt Benckiser Treasury Services PLC	02-06-15 to 09-04-15	0.250 to 0.450	12,050,000	12,029,375
Sigma-Aldrich Corp.	01-08-15 to 01-09-15	0.150 to 0.270	10,000,000	9,999,571
Swedbank AB	01-02-15 to 01-27-15	0.170 to 0.245	10,500,000	10,499,089
Telstra Corp., Ltd.	03-23-15	0.220 to 0.230	10,000,000	9,994,938
Thunder Bay Funding LLC	01-02-15	0.080	10,492,000	10,491,977
Total Capital Canada, Ltd.	01-05-15	0.100	2,750,000	2,749,969
UBS Finance Delaware	01-02-15	0.180	1,250,000	1,249,994
Corporate interest-bearing obligations 32.1%				$119,785,195
(Cost $119,785,195)
American Honda Finance Corp. (P)	06-04-15	0.235	5,000,000	5,000,000
American Honda Finance Corp. (S)	02-27-15	1.450	7,500,000	7,514,022
ANZ New Zealand International, Ltd. (S)	08-10-15	3.125	5,000,000	5,082,896
Caisse Centrale Desjardins (P)(S)	10-29-15	0.533	6,000,000	6,011,240
Commonwealth Bank of Australia (P)(S)	01-29-15	0.513	5,000,000	5,001,232
Commonwealth Bank of Australia (S)	03-19-15	3.500	4,000,000	4,026,646
Credit Suisse USA, Inc.	01-15-15 to 08-15-15	4.875 to 5.125	12,294,000	12,394,908
General Electric Capital Corp. (P)	10-06-15	0.446	3,740,000	3,744,452
John Deere Capital Corp.	04-17-15	0.875	5,475,000	5,484,893
National Australia Bank, Ltd. (S)	03-02-15	3.750	1,100,000	1,106,351
National Bank Of Canada	06-26-15	1.500	5,000,000	5,027,236
National Rural Utilities Cooperative Finance Corp. (P)	05-01-15	0.304	9,050,000	9,050,196
Old Line Funding LLC (P)(S)	02-02-15	0.200	3,500,000	3,500,000
Philip Morris International, Inc. (P)	02-26-15	0.284	5,000,000	5,000,000
PNC Bank NA	02-24-15	0.290	3,000,000	3,000,000
Toyota Motor Credit Corp. (P)	08-26-15	0.234	18,000,000	18,000,000
UBS AG	01-15-15	3.875	5,857,000	5,864,849
Wells Fargo & Company (P)	06-26-15 to 10-28-15	0.456 to 1.175	11,580,000	11,621,523
Wells Fargo Bank NA (P)	07-20-15	0.537	3,350,000	3,354,751
U.S. Government and Agency obligations 2.1%				$8,050,232
(Cost $8,050,232)
Federal Farm Credit Bank (P)	02-19-15 to 03-04-15	0.130 to 0.270	5,550,000	5,550,232
Federal Home Loan Bank (P)	06-18-15	0.131	2,500,000	2,500,000

2SEE NOTES TO FUND'S INVESTMENTS

Money Market Fund

	Maturity Date	Yield* (%)	Par value	Value
Certificate of deposit 5.5%				$20,753,070
(Cost $20,753,070)
Bank of Nova Scotia (P)	03-06-15	0.530	4,750,000	4,752,364
Credit Suisse New York (P)	01-15-15 to 01-23-15	0.631 to 0.633	6,000,000	6,000,706
JPMorgan Chase & Company	01-07-15	0.380	6,000,000	6,000,000
Wells Fargo Bank NA (P)	03-06-15	0.235	4,000,000	4,000,000
			Par value	Value
Repurchase agreement 0.3%				$1,000,000
(Cost $1,000,000)
Repurchase Agreement with State Street Corp. dated 12-31-14 at 0.000% to be repurchased at $1,000,000 on 1-2-15, collateralized by $1,000,000 U.S. Treasury Notes, 2.125% due 8-31-20 (valued at $1,024,900, including interest)			1,000,000	1,000,000
Total investments (Cost $375,869,526)† 100.6%				$375,869,526
Other assets and liabilities, net (0.6%)				($2,282,517)
Total net assets 100.0%				$373,587,009

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund. Maturity date represents the final legal maturity date on the security.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 12-31-14, the aggregate cost of investment securities for federal income tax purposes was $375,869,526.

SEE NOTES TO FUND'S INVESTMENTS3

Notes to Fund's investments

Security valuation. Securities in the fund's portfolio are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the fund. The fund seeks to maintain a constant net asset value per share of $1.00, but there can be no assurance that it will be able to do so.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of December 31, 2014, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

4

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	44Q3	12/14
This report is for the information of the shareholders of John Hancock Money Market Fund.		2/15

ITEM 2. CONTROLS AND PROCEDURES.

(a)           Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)           There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant’s principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Current Interest

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date: February 13, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date: February 13, 2015

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: February 13, 2015